Stockholders’ Equity (Details) - USD ($)				12 Months Ended
	Jun. 26, 2023	Apr. 25, 2023	Apr. 06, 2023	Jun. 30, 2023	Jun. 30, 2022
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)			2,700,000	140,000,000	140,000,000
Public offering price of per share (in Dollars per share)		$ 7	$ 7
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Public offering price (in Shares)		405,000	405,000
Generated proceeds	$ 7,969,221			$ 21,735,000
Offering costs	543,153			3,475,171
Share Capital	111			311
Additional paid in capital	$ 7,425,957			$ 18,259,518
Aggregate of common stock (in Shares)	1,117,420
Purchase price, Per share (in Dollars per share)	$ 7.1318